Financial instruments - Fair value measurement of financial assets and liabilities (Details) - At fair value - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	$ 6,213	$ 12,190
FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,926,159	1,543,047
Derivative financial instruments designated as hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	163,380	117,123
Derivative financial assets	118,136	265,551
Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,568,291	966,458
Cash included in funds held for clients (Note 5) | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	269,792	504,726
Deferred compensation plan assets (Note 11) | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	88,076	71,863
Short-term investments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,332	6,184
Long-term bonds included in funds held for clients (Note 5) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	138,935	94,113
Long-term investments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,113	16,826
Cross-currency swaps | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	2,183	599
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	0	1,086
Cross-currency swaps | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	83,626	8,740
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	16,130	222,246
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	2,330	5,710
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	1,700	4,795
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	12,505	18,934
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 5,875	$ 15,631